                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUNDS (PROSPECTUS EFFECTIVE DATE)                                MATERIAL NUMBER
RiverSource Retirement Plus 2010 Fund,                               S-6507-99 F
RiverSource Retirement Plus 2015 Fund,
RiverSource Retirement Plus 2020 Fund,
RiverSource Retirement Plus 2025 Fund,
RiverSource Retirement Plus 2030 Fund,
RiverSource Retirement Plus 2035 Fund,
RiverSource Retirement Plus 2040 Fund,
RiverSource Retirement Plus 2045 Fund, (June 29, 2009)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Funds' portfolio managers have been changed. This change results in modification to the investment process used for the Funds. The foregoing changes are reflected in the revised Principal Investment Strategies and Fund Management and Compensation sections of the Funds' prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Funds' prospectus:

The description of the portfolio managers responsible for the Funds' day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Funds are:

Anwiti Bahuguna, Ph.D., Portfolio Manager

-    Managed the Funds since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group where she worked as an investment professional since 2002.

Kent Bergene, Portfolio Manager

-    Managed the Funds since May 2010.

-    Joined the investment manager in 1981.

- Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

-    BS, University of North Dakota.

David Joy, Portfolio Manager

-    Managed the Funds since May 2010.

-    Joined the investment manager in 2003.

- Vice President, Chief Market Strategist of the investment manager; Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

- AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

Colin Moore, Portfolio Manager

-    Managed the Funds since May 2010.

-    Chief Investment Officer of the investment manager.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

Kent M. Peterson, Ph.D., Portfolio Manager

-    Managed the Funds since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006.

- Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield, Portfolio Manager

-    Managed the Funds since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.

The information under the caption "Principal Investment Strategies" is hereby superseded and replaced with the following information:

The Funds are intended for investors who prefer to have asset allocation and fund selection decisions managed by professional money managers. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), or an affiliate acts as investment manager or principal underwriter. The investment manager is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). Each Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year. For example, 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030. The Funds differ primarily due to their asset allocations among different types of underlying funds.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of each Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for each Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

Each Fund's neutral asset allocation is based on a target date which is the year in the name of each Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for each Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date. Choosing a Fund targeting an earlier date represents a more conservative choice; choosing a Fund targeting a later date represents a more aggressive choice.

Table 1 shows the Glide Path, and illustrates how the allocation among various equity and fixed income asset classes changes over time.

            TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"

                              (PERFORMANCE GRAPH)

US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US MidSmall Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date

Based on the investment manager's analysis of capital markets and other factors described above, the investment manager currently intends to invest in 11 different investment categories. The fixed income investment categories include:
U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.

The investment manager may choose to modify the Funds' neutral asset allocations, based on its analysis of changes in capital markets and/or longevity. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.

PERFORMING TACTICAL ASSET ALLOCATION

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine each Fund's positioning.

In making these tactical asset allocation changes, the investment manager will keep each Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2 below.

                       TABLE 2. ASSET CLASS RANGES BY FUND

                                   ASSET CLASS
            TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS*
            ----------------------------------------------------------
                                   FIXED INCOME, CASH AND
                                   ALTERNATIVE INVESTMENT
Fund                      EQUITY         STRATEGIES
----                      ------   ----------------------
2010 Fund                 34-66%           34-66%
2015 Fund                 44-76%           24-56%
2020 Fund                 54-86%           14-46%
2025 Fund                 64-95%            5-36%
2030 Fund                 65-95%            5-35%
2035 Fund                 65-95%            5-35%
2040 Fund                 65-95%            5-35%
2045 Fund                 65-95%            5-35%

* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table.

CHOOSING INVESTMENT CATEGORIES AND INVESTING IN UNDERLYING FUNDS

After determining the current asset class allocation for each Fund, the investment manager determines the amount each Fund will invest in eligible underlying funds. Table 3 below identifies the particular underlying fund currently considered to be representative of the investment category. Therefore, allocation to a specified investment category is currently anticipated to result in an allocated investment to the corresponding eligible underlying fund.

                   TABLE 3. INVESTMENT CATEGORY RANGES BY FUND

ASSET CLASS                                                                             FUND
(Target                                                       Target Allocation Range -- Under Normal Market Conditions*
Ranges                                                        ----------------------------------------------------------
set forth in                          ELIGIBLE UNDERLYING       2010   2015   2020   2025   2030   2035   2040   2045
Table 2)        INVESTMENT CATEGORY   FUND**                    FUND   FUND   FUND   FUND   FUND   FUND   FUND   FUND
-------------   -------------------   ---------------------     ----   ----   ----   ----   ----   ----   ----   ----
FIXED INCOME,   U.S. Investment       RiverSource               0-66%  0-56%  0-46%  0-36%  0-35%  0-35%  0-35%  0-35%
CASH AND        Grade Bonds           Diversified Bond Fund
ALTERNATIVE
INVESTMENT      TIPS                  RiverSource Inflation     0-66%  0-56%  0-46%  0-36%  0-35%  0-35%  0-35%  0-35%
STRATEGIES                            Protected Securities
                                      Fund

                International Bonds   RiverSource Global
                                      Bond Fund                 0-66%  0-56%  0-46%  0-36%  0-35%  0-35%  0-35%  0-35%

                Emerging Markets      RiverSource Emerging
                Bonds                 Markets Bond Fund         0-66%  0-56%  0-46%  0-36%  0-35%  0-35%  0-35%  0-35%

                U.S. High Yield       RiverSource High
                Bonds                 Yield Bond Fund           0-66%  0-56%  0-46%  0-36%  0-35%  0-35%  0-35%  0-35%

                Cash Equivalents      RiverSource Cash
                                      Management Fund           0-66%  0-56%  0-46%  0-36%  0-35%  0-35%  0-35%  0-35%

                Alternative           RiverSource Absolute
                Investment            Return Currency and
                Strategies            Income Fund               0-66%  0-56%  0-46%  0-36%  0-35%  0-35%  0-35%  0-35%

EQUITY          Emerging Markets      RiverSource               0-66%  0-76%  0-86%  0-95%  0-95%  0-95%  0-95%  0-95%
                Equities              Disciplined
                                      International Equity
                                      Fund

                International         RiverSource               0-66%  0-76%  0-86%  0-95%  0-95%  0-95%  0-95%  0-95%
                Developed Equities    Disciplined
                                      International Equity
                                      Fund

                U.S. Mid and Small    RiverSource
                Cap Equities          Disciplined Small and
                                      Mid Cap Equity Fund       0-66%  0-76%  0-86%  0-95%  0-95%  0-95%  0-95%  0-95%

                U.S. Large Cap        RiverSource               0-66%  0-76%  0-86%  0-95%  0-95%  0-95%  0-95%  0-95%
                Equities              Disciplined Equity
                                      Fund

                                      RiverSource               0-66%  0-76%  0-86%  0-95%  0-95%  0-95%  0-95%  0-95%
                                      Disciplined Large Cap
                                      Growth Fund

                                      RiverSource
                                      Disciplined Large Cap
                                      Value Fund                0-66%  0-76%  0-86%  0-95%  0-95%  0-95%  0-95%  0-95%

* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table.

** A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and are available free of charge at riversource.com/prospectus for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling 1 (800) 221-2450. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

The Board of Trustees of each Fund has the authority to combine the Funds with other funds managed by the investment manager without seeking shareholder vote. While not expected to do so prior to the target date, they may do so after that date based on factors such as the similarity of the Funds' holdings, the relative size of the Funds, the opportunity the Funds have to meet their investment objectives, and other factors.

                                                               S-6507-8 A (5/10)